VOYAGE REVENUES	6 Months Ended
Jun. 30, 2021
VOYAGE REVENUES [Abstract]
VOYAGE REVENUES
3. VOYAGE REVENUES

Our voyage revenues consist of time charter revenues and spot charter revenues with the following split for the six-month periods ended June 30, 2021 and June 30, 2020:

All amounts in USD ‘000	2021	2020
Spot charter revenues	92,012	206,242
Time charter revenues	8,381	48,491
Total Voyage Revenues	100,393	254,733

The future minimum revenues as at June 30, 2021 related to time charter revenues are as follows:

All amounts in USD ‘000	Amount
2021	4,261
2022	-
2023	-
Future minimum revenues	4,261

Our voyage contracts have a duration of one year or less and we applied the exemption related to excluding the disclosure of remaining performance obligations.

As of June 30, 2021 and December 31, 2020, the Company has capitalized fulfilment cost of $0.1 million and $0.4 million, respectively.